THIS DOCUMENT IS A COPY OF THE FORM 13F FILED ON MAY 14, 1999 PURSUANT TO A RULE 201 TEMPORARY HARDSHIP EXEMTION.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    D. E. Shaw & Co., Inc.  (see notes 1, 2 and 3)
Address: 120 West 45th Street, 39th Floor
         New York, NY 10036

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Daniel M. Fishbane
Title: Managing Director
Phone: (212) 478-0000

Signature, Place, and Date of Signing:

/s/ Daniel Fishbane        New York, NY                    May 17, 1999
----------------------     ----------------------          ------------
[Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1

Form 13F Information Table Entry Total:        0

Form 13F Information Table Value Total: $      0
                                        ---------------
                                          (thousands)

Confidential information has been omitted from the public Form 13F report and filed separately with the Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number       Name

 1       28-                        D. E. Shaw & Co., L.P.
-----       ---------------         ----------------------------
                                       (see notes #2 and #3)

[Repeat as necessary.]

                               POWER OF ATTORNEY

                              FOR CERTAIN FILINGS

                   UNDER THE SECURITIES EXCHANGE ACT OF 1934

I, DAVID E. SHAW, hereby make, constitute and appoint each of:

               Lou Salkind,
               Stu Steckler,
               Anne Dinning and
               Danny Fishbane,

acting individually, as my agent and attorney-in-fact, with full power of substitution, for the purpose of, from time to time, executing in my name, my individual capacity and/or my capacity as President of D.E. Shaw & Co., Inc. (acting for itself or as the general partner of D.E. Shaw & Co., L.P.) all documents, certificates, instruments, statements, other filings and amendments to the foregoing (collectively, "documents") determined by such person to be necessary or appropriate to comply with ownership or control-person reporting requirements imposed by any United States or non-United States governmental or regulatory authority, including without limitation Forms 3, 4, 5, 13D, 13F and 13G required to be filed with the Securities and Exchange Commission; and delivering, furnishing or filing any such documents with the appropriate governmental or regulatory authority. Any such determination shall be conclusively evidenced by such person's execution and delivery, furnishing or filing of the applicable document.

This power of attorney shall be valid from the date hereof.

IN WITNESS WHEREOF, I have executed this instrument as of the date set forth below.

Date: January 14, 1997

/s/ David E. Shaw
-----------------------------
David E. Shaw
New York, New York

Form 13F

NOTES

1. D. E. Shaw & Co., Inc. disclaims status as an institutional investment manager and makes this filing in its capacity as the parent entity of investment advisers.

2. D. E. Shaw & Co., Inc. or its subsidiaries ("D. E. Shaw") are general partners or members of various entities and therefore may exercise investment discretion for them. D. E. Shaw disclaims that it exercises investment discretion for certain of such entities, but includes the holdings of all such subentities in this form.

3. D. E. Shaw & Co., Inc. or its subsidiaries ("D. E. Shaw") are general partners or members of various entities and therefore may exercise voting discretion for them. D. E. Shaw disclaims that it exercises voting discretion for certain of such entities, but includes the holdings of all such subentities in this form.